Organization (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Organization [Line Items]
Additional paid in capital (in Dollars) | $	$ 3,390
Warrant [Member]
Organization [Line Items]
Exercise price	$ 11.5
Redemption price per public warrant	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 years
Class A Ordinary Share [Member] | Warrant [Member]
Organization [Line Items]
Purchase of each warrant (in Shares) | shares	1
Exercise price	$ 11.5
Stock price trigger for redemption of public warrants	$ 16.5